CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities:
Net loss	$ (1,160,638)	$ (1,787,680)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	20,020	20,970
Gain on sale of assets	(14,028)	(4,498)
Gain on settlement of accounts payable	0	(76,149)
Provision for inventory write-down	0	19,337
Stock-based compensation expense	141,033	108,422
Non-cash consulting expense	64,507	0
Non-cash provision for settlement of claims for liquidated damages	0	629,000
Non-cash interest expense	0	1,250
Changes in operating assets and liabilities -
Accounts receivable, net	(252,349)	63,200
Inventories	(92,705)	(232,610)
Prepaid expenses	(30,355)	(27,848)
Accounts payable	425,937	(44,912)
Customer advances	(11,844)	31,657
Accrued expenses	24,391	6,469
Net cash used In operating activities	(886,031)	(1,293,392)
Cash Flows from Investing Activities:
Proceeds from sale of assets	14,028	4,498
Additional patent costs	(8,524)	0
Purchases of fixed assets	(1,680)	(11,061)
Net cash provided by (used in) investing activities	3,824	(6,563)
Cash Flows from Financing Activities:
Advance proceeds from July 2014 private placement of common stock	50,000	0
Gross proceeds from September 2012 private placement of common stock and warrants	0	2,500,015
Private placement expenses incurred and paid	0	(308,896)
Payment of principal and interest on 10% Senior Convertible Notes	0	(52,500)
Proceeds from exercise of warrants to purchase common stock (50,000 shares)	0	50,000
Net cash provided by financing activities	50,000	2,188,619
Net (decrease) increase in cash and cash equivalents	(832,207)	888,664
Cash and cash equivalents, beginning of year	1,034,587	145,923
Cash and cash equivalents, end of year	202,380	1,034,587
Supplemental Disclosure of Cash Flow Informatin:
Cash paid during the year for income taxes	$ 912	$ 912